REVENUES - Revenue by geography (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Total revenues	$ 8,208	$ 7,683	$ 6,803
Australia
Disclosure of operating segments [line items]
Total revenues	4,540	3,848	4,228
United States
Disclosure of operating segments [line items]
Total revenues	1,526	1,734	820
United Kingdom
Disclosure of operating segments [line items]
Total revenues	1,041	864	709
Brazil
Disclosure of operating segments [line items]
Total revenues	799	934	871
Other
Disclosure of operating segments [line items]
Total revenues	$ 302	$ 303	$ 175